UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/09 (Unaudited)

CORPORATE BONDS AND NOTES (44.1%)(a)
		Principal amount	Value

Basic materials (3.6%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		$205,000	$191,163
AK Steel Corp. company guaranty sr. unsec. notes
7 3/4s, 2012		50,000	47,000
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		230,000	863
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default) (NON)		45,000	169
Builders FirstSource, Inc. company guaranty sr. notes
FRN 5.133s, 2012		180,000	79,650
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 3.32s, 2013 (Netherlands)		75,000	49,500
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		115,000	113,850
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		380,000	379,050
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		160,000	160,400
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011		315,000	323,692
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		185,000	189,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		95,000	40,850
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		70,000	47,950
Huntsman International, LLC company guaranty sr.
unsec. sub. notes, Ser. REGS, 6 7/8s, 2013	EUR	55,000	48,579
International Paper Co. sr. unsec. notes 9 3/8s, 2019		$65,000	64,025
International Paper Co. sr. unsec. notes 7.4s, 2014		175,000	172,634
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		49,000	15,435
Metals USA, Inc. sec. notes 11 1/8s, 2015		240,000	180,600
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		160,000	60,800
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		250,000	248,750
Nalco Co. 144A sr. notes 8 1/4s, 2017		5,000	5,025
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)		63,875	7,026
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		175,000	101,938
Novelis, Inc. company guaranty 7 1/4s, 2015		155,000	101,913
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 8.95s, 2014 (United Kingdom)		45,000	48,362
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	95,000	123,514
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$190,000	129,200
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		30,000	27,600
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		305,000	260,013
Stone Container Corp. sr. notes 8 3/8s, 2012		95,000	29,925
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)		105,000	108,019
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)		160,000	162,000
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)		130,000	129,350
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		160,000	91,200
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014		55,000	51,150
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty 11 3/8s, 2016		90,000	36,900
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.778s, 2014		70,000	37,800
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes, Ser. B, 9 1/8s, 2014		185,000	110,075
			3,975,595

Capital goods (2.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		170,000	157,675
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		30,000	30,150
Baldor Electric Co. company guaranty 8 5/8s, 2017		145,000	132,675
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		230,000	217,350
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015		250,000	214,063
Bombardier, Inc. 144A sr. unsec. notes FRN 4.406s,
2013 (Canada)	EUR	65,000	76,472
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$245,000	238,875
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.583s, 2015		270,000	218,700
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		190,000	58,900

Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		85,000	35,700
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		100,000	90,500
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		215,000	195,650
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		50,000	44,500
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		325,000	279,364
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	65,714
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		$165,000	111,375
Titan International, Inc. company guaranty 8s, 2012		185,000	159,100
			2,326,763

Communication services (5.5%)
Adelphia Communications Corp. escrow bonds zero %, 2009		235,000	3,819
Adelphia Communications Corp. escrow bonds zero %,
2010		20,000	325
American Tower Corp. sr. unsec. notes 7s, 2017		215,000	207,475
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019		45,000	43,875
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		225,000	190,125
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012		5,000	4,913
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		45,000	44,325
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		85,000	84,150
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		325,000	318,500
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)		90,000	82,350
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	92,700
Centennial Cellular Operating Co., LLC sr. unsec.
notes 8 1/8s, 2014		50,000	51,313
Centennial Communications Corp. sr. unsec. notes FRN
6.958s, 2013		40,000	39,900
Citizens Communications Co. notes 9 1/4s, 2011		160,000	165,800
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		315,000	313,425
Cricket Communications, Inc. 144A sr. sec. notes
7 3/4s, 2016		85,000	82,450
Crown Castle International Corp. sr. unsec. notes 9s,
2015		55,000	55,275
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		205,000	197,825
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		20,000	19,950
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		35,000	34,825
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		160,000	128,000
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		65,000	62,075
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014		155,000	151,513
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		245,000	252,963
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		430,000	441,825
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		70,000	63,175
iPCS, Inc. company guaranty sr. sec. notes FRN 3.153s,
2013		75,000	62,063
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		200,000	156,250
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		135,000	95,006
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	371,388
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		255,000	202,088
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		275,000	248,875
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		75,000	69,000
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	85,950
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		225,000	226,688
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		65,000	49,400
Qwest Corp. 144A sr. unsec. notes 8 3/8s, 2016		35,000	34,388
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		180,000	182,025
Sprint Capital Corp. company guaranty 7 5/8s, 2011		40,000	39,500
Sprint Capital Corp. company guaranty 6 7/8s, 2028		325,000	227,500
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		105,000	105,263
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		20,000	19,700
West Corp. company guaranty 9 1/2s, 2014		270,000	243,000
Windstream Corp. company guaranty 8 5/8s, 2016		255,000	250,538
Windstream Corp. company guaranty 8 1/8s, 2013		225,000	221,344
			6,022,837

Consumer cyclicals (9.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		100,000	86,250
Affinion Group, Inc. company guaranty 10 1/8s, 2013		190,000	178,600
Affinity Group, Inc. sr. sub. notes 9s, 2012		170,000	95,625
AMC Entertainment, Inc. company guaranty 11s, 2016		77,000	77,385
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		196,209	77,503

American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	16,545	8,190
Aramark Corp. company guaranty 8 1/2s, 2015	275,000	262,281
Associated Materials, Inc. company guaranty 9 3/4s,
2012	310,000	261,950
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	140,000	67,200
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	125,000	88,750
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	135,000	105,300
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	155,000	112,375
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	55,000	24,200
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	150,000	146,625
D.R. Horton, Inc. company guaranty sr. unsec. unsub.
notes Ser. MTN, 6s, 2011	60,000	57,750
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	55,000	53,213
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	315,000	286,650
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	180,000	190,350
Echostar DBS Corp. company guaranty 6 5/8s, 2014	30,000	27,225
Echostar DBS Corp. sr. notes 6 3/8s, 2011	315,000	304,369
FelCor Lodging LP company guaranty 9s, 2011 (R)	100,000	85,500
Fleetwood Enterprises, Inc. company guaranty sr. sec.
sub. notes 14s, 2011 (In default) (F)(NON)	1,442,000	865,200
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	470,000	447,361
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	105,000	96,075
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	179,000	170,945
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	105,000	102,410
Ford Motor Credit Corp. sr. notes 7 1/4s, 2011	20,000	17,259
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	65,000	64,675
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	250,000	201,250
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	387,000	258,323
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. sec. notes 11 1/4s, 2017	55,000	53,350
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	115,000	40,394
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 6.261s, 2012	40,000	14,150
Host Marriott LP sr. notes 7 1/8s, 2013 (R)	120,000	111,600
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	130,000	124,800
Jostens IH Corp. company guaranty 7 5/8s, 2012	200,000	197,000
Lamar Media Corp. company guaranty 7 1/4s, 2013	100,000	91,500
Lamar Media Corp. 144A sr. notes 9 3/4s, 2014	70,000	72,100
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	235,000	231,475
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	80,000	75,200
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	218,000	210,370
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	145,000	117,450
Masco Corp. sr. unsec. unsub. notes 6 1/8s, 2016	100,000	81,673
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	295,000	115,050
Meritage Homes Corp. company guaranty 6 1/4s, 2015	130,000	97,825
Meritage Homes Corp. sr. notes 7s, 2014	35,000	27,300
MGM Mirage, Inc. company guaranty 6 3/4s, 2013	30,000	19,950
MGM Mirage, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017	70,000	44,800
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	2,000	1,375
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014	20,000	20,600
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	225,000	122,625
Michaels Stores, Inc. company guaranty 10s, 2014	70,000	50,400
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	486,578	260,319
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	175,000	166,688
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	190,000	121,600
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)	225,000	22,219
Owens Corning, Inc. company guaranty sr. unsec. notes
6 1/2s, 2016	140,000	121,809
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	20,000	17,800
Penn National Gaming, Inc. company guaranty sr. notes
6 7/8s, 2011	155,000	150,350
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	110,000	91,850
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	245,000	238,875
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	355,000	14,200
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	25,000	19,750
Sealy Mattress Co. 144A sr. sec. notes 10 7/8s, 2016	115,000	117,875
Seminole Hard Rock Entertainment, Inc. 144A sr.
notes FRN 3.82s, 2014	315,000	214,200
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	150,000	165,750
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	189,000	68,040
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	178,000	164,650
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	50,000	36,750

Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		90,000	77,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		35,000	22,663
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		185,000	49,025
Travelport LLC company guaranty 11 7/8s, 2016		65,000	33,800
Travelport LLC company guaranty 9 7/8s, 2014		390,000	245,700
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		355,000	42,600
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	60,000	43,244
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$240,000	168,000
United Auto Group, Inc. company guaranty 7 3/4s, 2016		95,000	73,150
Universal City Development Partners, Ltd. sr. unsec.
unsub. notes 11 3/4s, 2010		80,000	76,800
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		151,568	743
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014		90,000	77,063
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		325,000	245,375
			9,890,064

Consumer staples (2.9%)
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		150,000	107,250
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		100,000	71,500
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		380,000	315,400
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		30,000	25,500
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		245,000	228,463
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		375,000	376,875
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014		215,000	230,050
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		155,000	130,200
Hertz Corp. company guaranty 8 7/8s, 2014		340,000	309,400
Jarden Corp. company guaranty 7 1/2s, 2017		280,000	242,200
Jarden Corp. sr. unsec. 8s, 2016		50,000	48,375
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		187,000	183,260
Rite Aid Corp. company guaranty 9 1/2s, 2017		210,000	136,500
Rite Aid Corp. sec. notes 7 1/2s, 2017		65,000	51,025
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013		85,000	64,175
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)		215,000	109,113
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 12 1/2s (12 3/4s, 10/2/09), 2013
(STP) (In default) (NON)(PIK)		150,000	72,750
Supervalu, Inc. sr. unsec. notes 8s, 2016		85,000	83,300
Tyson Foods, Inc. 144A sr. unsec. notes 10 1/2s, 2014		305,000	323,300
United Rentals North America, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2012		55,000	51,425
			3,160,061

Energy (6.5%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		445,000	404,950
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		155,000	89,319
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		35,000	34,563
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		245,000	229,075
Chesapeake Energy Corp. sr. notes 7s, 2014		110,000	99,825
Complete Production Services, Inc. company guaranty
8s, 2016		130,000	105,300
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		395,000	197,500
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		120,000	111,600
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		300,000	190,500
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		345,000	326,025
Encore Acquisition Co. company guaranty sr. unsec.
sub. bond 7 1/4s, 2017		5,000	4,188
Encore Acquisition Co. sr. sub. notes 6s, 2015		213,000	175,725
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012		280,000	257,600
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		155,000	141,050
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014		15,000	13,650
Forest Oil Corp. sr. notes 8s, 2011		185,000	184,075
Harvest Operations Corp. sr. notes 7 7/8s, 2011		365,000	306,600
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		345,000	284,625
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015		320,000	275,200
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		330,000	290,400
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018		90,000	80,775
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		210,000	193,200
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		50,000	34,500
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		120,000	81,000
Pacific Energy Partners/Pacific Energy Finance Corp.

sr. notes 7 1/8s, 2014	95,000	95,060
Peabody Energy Corp. company guaranty 7 3/8s, 2016	275,000	261,938
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	85,000	83,513
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014	135,000	138,375
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	265,000	197,425
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	80,000	66,800
Petroplus Finance, Ltd. 144A company guaranty 7s, 2017
(Bermuda)	240,000	195,600
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	69,938
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	326,250
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	265,000	264,006
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	50,000	41,750
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	35,000	33,250
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	285,000	230,850
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.833s, 2014	75,000	59,273
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	230,000	194,350
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	120,000	28,800
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	410,000	293,150
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019	50,000	56,429
Whiting Petroleum Corp. company guaranty 7s, 2014	220,000	196,900
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012	35,000	35,793
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	155,000	150,350
		7,131,045

Financials (1.6%)
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	45,000	43,129
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	40,000	35,707
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	156,000	148,980
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	522,000	456,750
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	153,000	127,755
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	88,000	76,120
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014	15,000	11,250
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	111,600
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	165,000	123,750
iStar Financial, Inc. sr. unsec. unsub. notes 8 5/8s,
2013 (R)	45,000	22,500
iStar Financial, Inc. sr. unsec. unsub. notes 5.65s,
2011 (R)	110,000	61,600
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	102,063
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	174,000	134,198
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	75,000	47,013
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	207,350
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.778s, 2010	107,000	76,505
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.758s, 2014	35,000	19,163
		1,805,433

Health care (6.4%)
AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015	320,000	323,200
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	220,000	224,950
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	250,000	247,188
Coventry Health Care, Inc. sr. unsec. notes 6.3s, 2014	165,000	139,075
Coventry Health Care, Inc. sr. unsec. notes 5.95s, 2017	75,000	57,002
DaVita, Inc. company guaranty 6 5/8s, 2013	290,000	271,875
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	280,000	256,200
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	205,000	212,175
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	140,000	134,050
HCA, Inc. sr. notes 6.95s, 2012	70,000	64,400
HCA, Inc. sr. sec. notes 9 1/4s, 2016	600,000	589,500
HCA, Inc. sr. sec. notes 9 1/8s, 2014	145,000	142,463
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	45,000	45,000
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	135,000	131,963
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	360,000	306,000
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	347,013
Omnicare, Inc. company guaranty 6 3/4s, 2013	10,000	9,075
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	220,000	199,650
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	375,000	337,500
Psychiatric Solutions, Inc. 144A sr. sub. notes
7 3/4s, 2015	40,000	36,000

Select Medical Corp. company guaranty 7 5/8s, 2015	395,000	312,050
Service Corporation International sr. notes 7s, 2017	65,000	59,313
Service Corporation International sr. unsec. 7 3/8s,
2014	125,000	120,313
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	340,000	307,700
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	330,000	325,463
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	64,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	265,000	212,000
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	190,000	198,550
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	165,000	168,300
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	265,000	225,913
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.904s, 2012 (PIK)	98,000	65,660
US Oncology, Inc. company guaranty 9s, 2012	250,000	250,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	325,000	318,500
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	280,000	288,400
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	50,000	46,875
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	73,000
		7,110,316

Technology (2.4%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	345,000	252,713
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	103,000	68,495
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	119,000	106,505
Avago Technologies Finance company guaranty sr. unsec.
sub. notes 11 7/8s, 2015 (Singapore)	115,000	105,598
Avago Technologies Finance company guaranty sr. unsec.
notes 10 1/8s, 2013 (Singapore)	130,000	124,963
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	155,000	151,125
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	205,000	157,850
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	445,000	302,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	24,000	6,360
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	70,000	68,075
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	100,000	100,250
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	70,000	64,750
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	25,000	14,250
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)	90,000	338
Seagate Technology International 144A company guaranty
sr. sec. notes 10s, 2014 (Cayman Islands)	190,000	191,900
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	236,000	214,170
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	228,000	219,450
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	280,000	240,100
Xerox Capital Trust I company guaranty 8s, 2027	285,000	220,875
		2,610,367

Utilities and power (4.1%)
AES Corp. (The) sr. unsec. notes 8s, 2020	55,000	48,400
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	79,050
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	218,000	221,270
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	175,000	181,923
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	110,000	112,836
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	70,701
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	40,436
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	95,000	79,812
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	105,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	75,000	58,125
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	20,000	16,850
Edison Mission Energy sr. unsec. notes 7.2s, 2019	155,000	104,819
Edison Mission Energy sr. unsec. notes 7s, 2017	40,000	29,000
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	100,000	78,500
El Paso Corp. sr. unsec. notes 12s, 2013	35,000	38,500
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	41,773
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	295,000	269,925
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	75,000	75,375
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	25,000	24,000
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	170,000	169,575
Mirant North America, LLC company guaranty 7 3/8s, 2013	235,000	225,013
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	45,000	49,031
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 6.8s, 2019	115,000	103,035
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014	100,000	88,727
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	94,250
NRG Energy, Inc. company guaranty 7 1/4s, 2014	80,000	76,600

NRG Energy, Inc. sr. notes 7 3/8s, 2016	730,000	687,113
Oncor Electric Delivery Co. sec. bonds 5.95s, 2013	175,000	178,404
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	245,000	252,963
Public Service Co. of New Mexico sr. unsec. notes
7.95s, 2018	80,000	79,909
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	35,612
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	200,000	197,000
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	35,000	35,819
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012	60,000	60,263
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	10,000	9,434
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	40,000	40,543
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	15,000	13,158
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A, 10 1/4s, 2015
(United Kingdom)	430,000	254,775
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	110,000	112,951
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	150,000	139,741
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	5,000	5,125
		4,585,336

Total corporate bonds and notes (cost $56,223,066)		$48,617,817

CONVERTIBLE BONDS AND NOTES (35.6%)(a)
	Principal amount	Value

Basic materials (0.6%)
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	$165,000	$209,138
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	375,000	463,125
		672,263

Capital goods (2.6%)
Alliant Techsystems, Inc. cv. sr. sub. notes 2 3/4s,
2024	65,000	72,475
General Cable Corp. cv. company guaranty 7/8s, 2013	800,000	745,000
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	1,500,000	1,164,375
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	135,000	75,769
WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	1,033,000	848,351
		2,905,970

Communication services (3.0%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	1,700,000	1,000,875
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	1,700,000	1,270,750
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	1,050,000	1,056,563
		3,328,188

Conglomerates (0.4%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	370,000	409,294
		409,294

Consumer cyclicals (5.8%)
Alliance Data Systems Corp. 144A cv. sr. notes 1 3/4s,
2013	650,000	472,063
BorgWarner, Inc. cv. sr. unsec. notes 3 1/2s, 2012	180,000	222,075
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	380,000	334,400
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	690,000	774,732
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	790,000	696,188
Lamar Advertising Co. cv. sr. unsec. unsub. notes
Ser. B, 2 7/8s, 2010	820,000	754,400
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	292,000	278,130
Scientific Games Corp. cv. company guaranty sr. unsec.
sub notes stepped-coupon 3/4s (1/2s, 6/1/10), 2024
(STP)	415,000	399,956
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	1,525,000	503,250
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	578,000	323,680
United Auto Group, Inc. cv. company guaranty sub.
notes 3 1/2s, 2026	500,000	430,625
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	1,380,000	1,067,775
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	247,000	93,243
		6,350,517

Consumer staples (3.0%)
Chiquita Brands International cv. sr. unsec. notes

4 1/4s, 2016	1,090,000	787,525
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	178,000	271,005
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	1,650,000	1,313,813
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	329,000
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	950,000	640,063
		3,341,406

Energy (2.9%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	735,000	515,419
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	375,000	286,406
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	870,000	693,819
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	865,000	721,194
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037 (Switzerland)	1,120,000	982,800
		3,199,638

Financials (2.4%)
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	545,000	532,302
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	1,800,000	621,000
KKR Financial Holdings, LLC cv. sr. notes 7s, 2012	697,000	284,899
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	770,000	310,888
Prudential Financial, Inc. cv. sr. unsec. notes FRN
0.366s, 2037	940,000	938,120
		2,687,209

Health care (5.3%)
AMERIGROUP Corp. cv. sr. unsec. notes 2s, 2012	300,000	273,000
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	310,000	186,775
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	560,000	325,500
Conmed Corp. cv. sr. sub. notes 2 1/2s, 2024	530,000	455,138
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13), 2037 (STP)	1,600,000	1,112,000
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	570,000	545,063
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	780,000	605,475
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	900,000	745,875
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	500,000	403,125
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	1,663,000	1,162,021
		5,813,972

Technology (9.6%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	532,000	154,280
ADC Telecommunications, Inc. cv. unsec. sub notes FRN
2.698s, 2013	781,000	562,320
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,900,000	1,180,375
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	1,470,000	1,371,951
Kulicke & Soffa Industries, Inc. cv. unsec. unsub.
notes 7/8s, 2012	1,800,000	1,210,500
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	523,000	519,731
Maxtor Corp. cv. sr. debs. 2 3/8s, 2012	605,000	490,806
Mentor Graphics Corp. cv. sub. unsec. notes FRN
2.657s, 2023	1,400,000	1,260,700
ON Semiconductor Corp. cv. company guaranty sub. notes
2 5/8s, 2026	1,400,000	1,260,000
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	156,750
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	1,900,000	1,489,125
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	460,000	299,000
Tech Data Corp. cv. sr. unsec. unsub. debs 2 3/4s, 2026	650,000	606,125
		10,561,663

Total convertible bonds and notes (cost $41,278,992)		$39,270,120

CONVERTIBLE PREFERRED SECURITIES (15.2%)(a)
	Shares	Value

Basic materials (2.3%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	14,087	$1,190,352
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)	65,720	26,288
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	24,600	947,100
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	7,890	303,765
		2,467,505

Communication services (2.3%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	30,900	872,925
Crown Castle International Corp. $3.125 cum. cv. pfd.	34,800	1,689,975
		2,562,900

Consumer cyclicals (1.7%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired various dates from 10/5/04 to 4/10/07,
cost $1,227,587) (RES)	27,759	48,578
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	639,790
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
3/16/04, cost $1,526,280) (RES)	63,200	57,272
Stanley Works (The) 5.125% units cv. ARP	1,882,000	1,129,200
		1,874,840

Consumer staples (2.3%)
Bunge, Ltd. 5.125% cum. cv. pfd.	1,740	1,026,861
Newell Financial Trust I $2.625 cum. cv. pfd.	28,800	784,800
Universal Corp. 6.75% cv. pfd.	870	763,425
		2,575,086

Energy (0.9%)
Chesapeake Energy Corp. $4.50 cum. cv. pfd.	9,200	637,100
Edge Petroleum Ser. A, $2.875 cum. cv. pfd. (acquired
various dates from 1/25/07 to 4/17/07, cost
$1,468,168) (RES)	27,750	43,568
McMoRan Exploration Co. $6.75 cum. cv. pfd.	5,900	337,244
		1,017,912

Financials (3.4%)
Alleghany Corp. 5.75% cv. pfd.	3,100	772,070
Bank of America Corp. Ser. L, 7.25% cv. pfd.	562	427,823
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	16	23,200
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	498,938
Legg Mason, Inc. $5.60 cv. pfd.	14,200	310,554
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	850	2,338
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.	9,400	1,123,300
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	750	558,750
		3,716,973

Health care (0.8%)
Schering-Plough Corp. 6.00% cum. cv. pfd.	4,200	918,750
		918,750

Utilities and power (1.5%)
AES Trust III $3.375 cv. pfd.	27,800	1,073,775
Great Plains Energy, Inc. $6.00 cv. pfd.	10,301	562,023
		1,635,798

Total convertible preferred securities (cost $31,340,767)		$16,769,764

COMMON STOCKS (1.2%)(a)
	Shares	Value

Epix Medical, Inc. Contingent Value (Rights) (F)	1,470	$1
AboveNet, Inc. (NON)	54	3,888
Adelphia Recovery Trust (Ser. ACC-1) (NON)	248,982	4,980
American Media, Inc. 144A (F)	3,597	1
Bohai Bay Litigation, LLC (Units) (F)	406	18,890
El Paso Corp.	4,940	48,165
Elizabeth Arden, Inc. (NON)	2,645	18,647
Entergy Corp.	12,206	910,812
Epix Pharmaceuticals, Inc. (F)(NON)	498,330	90,447
Fleetwood Enterprises, Inc. (NON)	196,000	3,920
Qwest Communications International, Inc.	13,125	57,225
Service Corporation International	9,975	53,366
Sun Healthcare Group, Inc. (NON)	5,970	55,342
Tenneco Automotive, Inc. (NON)	4,238	25,937
Time Warner Cable, Inc.	24	739
Titan International, Inc.	1,106	9,998
Vertis Holdings, Inc. (F) (NON)	7,497	8
Williams Cos., Inc. (The)	2,765	46,397

Total common stocks (cost $2,334,007)		$1,348,763

UNITS (0.6%)(a)
	Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009 (F)	1,540,000	$693,000

Total units (cost $1,243,244)		$693,000

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Argentina (Republic of) bonds FRB 1.597s, 2013	$225,000	$57,150

Total foreign government bonds and notes (cost $86,625)		$57,150

SENIOR LOANS (--%)(a)(c)

			Principal amount	Value

Freescale Semiconductor, Inc. bank term loan FRN
12.5s, 2014			$27,135	$19,876
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.32s, 2014			91,033	18,727
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.384s, 2014			33,967	6,988

Total senior loans (cost $195,610)				$45,591

PREFERRED STOCKS (--%)(a)
			Shares	Value

Preferred Blocker, Inc. (GMAC) 144A 7.00% pfd.			96	$40,491

Total preferred stocks (cost $32,579)				$40,491

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/8/10	$0.01	20	$960
Dayton Superior Corp. 144A (F)	6/15/09	0.01	270	33
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/1/11	0.01	23,400	1
Smurfit Kappa Group PLC 144A (Ireland)	10/1/13	EUR 0.001	119	3,489
Vertis Holdings, Inc. (F)	10/18/15	$0.01	309	1

Total warrants (cost $10,330)				$4,484

SHORT-TERM INVESTMENTS (3.0%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			3,265,355	$3,265,355

Total short-term investments (cost $3,265,355)				$3,265,355

TOTAL INVESTMENTS

Total investments (cost $136,010,575) (b)				$110,112,535

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $130,956) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$138,335	$130,956	6/17/09	$7,379

Total				$7,379

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $606,956) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$640,522	$606,956	6/17/09	$(33,566)

Total				$(33,566)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	Ba2	$--	$45,000	9/20/12	350 bp	$(1,016)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	60,000	6/20/09	165 bp	(549)

Deutsche Bank AG
Nalco Co., 7.75%,
11/15/11	Ba2	--	35,000	12/20/12	363 bp	(1,134)

Goldman Sachs International
Nalco Co., 7.75%,
11/15/11	Ba2	--	90,000	9/20/13	405 bp	(1,193)

Morgan Stanley Capital Services, Inc.
Nalco Co., 7.75%,
11/15/11	Ba2	--	45,000	9/20/12	330 bp	(1,414)

Nalco Co., 7.75%,
11/15/11	Ba2	--	55,000	3/20/13	460 bp	301

UBS AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	120,000	9/20/13	(760 bp)	(2,135)

Total						$(7,140)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2009. Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to other fixed-income security abbreviations

ARP	Adjustable Rate Preferred Stock
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes

NOTES

(a) Percentages indicated are based on net assets of $110,288,087.

(b) The aggregate identified cost on a tax basis is $136,333,486, resulting in gross unrealized appreciation and depreciation of $4,984,404 and $31,205,355, respectively, or net unrealized depreciation of $26,220,951.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2009 was $149,418, or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,298 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,629,911 and $5,791,432, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $563 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,985,195 and $5,719,840, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At May 31, 2009, liquid assets totaling $356,188 have been designated as collateral for open swap contracts and forward contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on ARP, FRB, and FRN are the current interest rates at May 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $40,157 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$4,500,751	$--

Level 2	103,944,202	(33,327)

Level 3	1,667,582	--

Total
	$110,112,535	$(33,327)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of May 31, 2009:

	Investments in securities	Other financial instruments

Balance as of August 31, 2008	$6,818	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	(773,659)	--
Net purchases/sales	876,223	--
Net transfers in and/or out of Level 3	1,558,200	--

Balance as of May 31, 2009	$1,667,582	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$301	$7,441

Foreign exchange contracts	7,379	33,566

Equity contracts	--	--

Interest rate contracts	--	--

Total	$7,680	$41,007

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009